Leases (Details) - USD ($)	1 Months Ended		6 Months Ended
	Apr. 20, 2023	Aug. 01, 2021	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Operating lease cost	$ 3,589	$ 40,486	$ 19,583	$ 19,649